Vessels and other fixed assets, net	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net

5.       Vessels and other fixed assets, net:

The amounts in the consolidated balance sheets are analyzed as follows:

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2020	$3,529,881	$(652,762)	$2,877,119
- Acquisition of other fixed assets, vessel improvements and other vessel costs	288,559	-	288,559
- Depreciation for the period	-	(152,640)	(152,640)
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	25,246	-	25,246
- Depreciation for the period	-	(156,733)	(156,733)
Balance, December 31, 2022	$3,843,686	$(962,135)	$2,881,551

As of December 31, 2022, 88 of the Company’s 101 vessels, having a net carrying value of $2,282,431, were subject to first-priority mortgages as collateral to their loan facilities (Note 8). Title of ownership is held by the relevant lenders for another 12 vessels with a carrying value of $345,432 to secure the relevant sale and lease back financing transactions (Note 7). In addition, certain of the Company’s vessels having a net carrying value of $360,397 are subject to second-priority mortgages as collateral to certain of the Company’s loan facilities (Note 8).

5.       Vessels and other fixed assets, net - (continued):

Vessels acquired/delivered during the year ended December 31, 2021 and 2022:

On December 17, 2020, the Company entered into a definitive agreement with entities affiliated with E.R. Capital Holding GmbH & Cie. KG, pursuant to which the Company agreed to acquire three Capesize drybulk vessels, Star Marilena, Star Bueno and Star Borneo, (“E.R. Acquisition Vessels”). The E.R. Acquisition Vessels are retrofitted with exhaust gas cleaning systems. The acquisition was concluded with the delivery of the vessels to the Company on January 26, 2021. Consideration for the acquisition was payable in the form of $39,000 in cash and 2,100,000 of the Company’s common shares, which shares were issued on January 26, 2021 to E.R. Schiffahrt GmbH & Cie. KG. The cash consideration was financed through proceeds received from the loan agreement that the Company entered into with SEB $39,000 Facility (Note 8).

On February 2, 2021, the Company entered into an agreement with Eneti Inc. (NYSE: NETI), formerly known as Scorpio Bulkers Inc., and certain other parties to acquire seven vessels, consisting of three Ultramax vessels,  Star Athena ,  Star Bovarius and  Star Subaru, and four Kamsarmax vessels,  Star Capoeira,  Star Carioca,  Star Lambada and  Star Macarena, (the “Eneti Acquisition Vessels”) by assuming the outstanding lease obligations of the Eneti Acquisition Vessels (Note 7). As consideration for this transaction the Company agreed to issue to Eneti Inc. 3,000,000 newly issued common shares of the Company. To facilitate the issuance of these common shares, the Company issued to Eneti Inc. a warrant to purchase up to 3,000,000 of the Company’s common shares (the “Eneti Warrant”). The Eneti Warrant was issued on February 2, 2021 and, subject to its terms and conditions, was agreed to be exercised at an exercise price of $0.01 per share in connection with the delivery date of each of the Eneti Acquisition Vessels. Six out of seven vessels were delivered to the Company on March 16, 2021 on which date the warrant was partially exercised with the Company issuing 2,649,203 of its common shares and assuming the outstanding lease obligations attributable to these six vessels (Note 7). The seventh and final vessel, the Star Athena , was delivered to the Company on May 19, 2021, upon which the remaining 350,797 common shares were issued and the Company assumed the vessel’s then outstanding lease obligations (Note 7).

Lastly, on March 3, 2021 the Company entered into a definitive agreement with a third party to acquire two eco type resale 82,000 dwt Kamsarmax vessels (the “Kamsarmax Resale Vessels”) at a price of $55,000 in aggregate. On May 25, 2021 and June 16, 2021, the Star Elizabeth and the Star Pavlina, respectively, the two Kamsarmax Resale Vessels, were delivered to the Company directly from YAMIC yard (a joint venture between Mitsui and New Yangzijiang).

No vessel acquisitions or disposals took place during the year ended December 31, 2022. The amounts reported under “Acquisition of other fixed assets, vessel improvements and other vessel costs” in the table above which were incurred during the year ended December 31, 2022 were made mainly in connection with the Company’s continued technical upgrades to its fleet, such as the installation of ballast water management systems (“BWTS”) and Energy Saving Devices (“ESD”).

Impairment Analysis

In light of the economic downturn and the prevailing conditions in the shipping industry, as of December 31, 2020, 2021 and 2022, as part of the Company’s annual impairment analysis, the Company examined its operating vessels whose carrying value was above its market value. These analyses did not result in any impairment charges for the years 2020, 2021 and 2022.